Vanguard® S&P Small-Cap 600 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (2.9%)
*	IAC Inc.	265,909	13,240
*	Madison Square Garden Sports Corp.	63,750	11,771
*	Yelp Inc. Class A	261,285	9,660
	Cogent Communications Holdings Inc.	160,381	9,498
*	EchoStar Corp. Class A	459,484	8,822
*	Cargurus Inc. Class A	326,669	7,909
*	TripAdvisor Inc.	413,314	7,584
	Telephone & Data Systems Inc.	376,233	7,483
*	Cinemark Holdings Inc.	404,222	6,981
	Cable One Inc.	17,383	6,708
	John Wiley & Sons Inc. Class A	161,086	5,872
*	Lumen Technologies Inc.	3,859,570	4,979
*	Cars.com Inc.	235,085	4,756
	Shutterstock Inc.	91,124	3,702
	Scholastic Corp.	100,003	3,628
	Shenandoah Telecommunications Co.	192,329	3,618
*	QuinStreet Inc.	198,704	3,499
*	TechTarget Inc.	98,996	2,992
*	Gogo Inc.	236,206	2,500
*	Thryv Holdings Inc.	118,390	2,495
*	AMC Networks Inc. Class A	116,382	2,018
*	Consolidated Communications Holdings Inc.	282,342	1,242
	Marcus Corp.	92,975	990
	ATN International Inc.	39,785	968
			132,915
Consumer Discretionary (14.7%)
*	Abercrombie & Fitch Co. Class A	192,400	33,260
	Meritage Homes Corp.	139,171	24,543
	Installed Building Products Inc.	89,504	18,961
	Signet Jewelers Ltd.	169,164	18,522
*	Asbury Automotive Group Inc.	78,553	18,465
	VF Corp.	1,261,476	16,752
	Academy Sports & Outdoors Inc.	283,058	16,330
	Advance Auto Parts Inc.	225,617	15,938
	Group 1 Automotive Inc.	50,701	15,767
	American Eagle Outfitters Inc.	708,824	15,573
*	Tri Pointe Homes Inc.	370,591	14,353
	Kontoor Brands Inc.	190,898	14,000
*	Boot Barn Holdings Inc.	115,665	13,756
*	Shake Shack Inc. Class A	143,113	13,580
*	M/I Homes Inc.	106,332	13,283
*	Brinker International Inc.	168,819	11,924
	Steven Madden Ltd.	267,689	11,899
	Newell Brands Inc.	1,454,501	11,229
*	Frontdoor Inc.	303,934	10,750
	LCI Industries	96,654	10,620
*	Cavco Industries Inc.	29,625	10,582
*	Stride Inc.	151,902	10,430
*	Dorman Products Inc.	108,168	9,948
*	Adtalem Global Education Inc.	149,559	9,630
	Kohl's Corp.	422,605	9,462
	Strategic Education Inc.	83,010	9,415
	Century Communities Inc.	107,884	9,106
	Patrick Industries Inc.	79,387	9,098
*	Urban Outfitters Inc.	215,947	9,007
	Foot Locker Inc.	313,142	8,683
*	Topgolf Callaway Brands Corp.	541,858	8,480
	Phinia Inc.	178,037	7,969
*	Vista Outdoor Inc.	221,684	7,732
*	Fox Factory Holding Corp.	161,536	7,531
*	LGI Homes Inc.	78,164	7,504
*	Sonos Inc.	472,187	7,461

		Shares	Market Value ($000)
	Bloomin' Brands Inc.	331,841	7,234
*	Six Flags Entertainment Corp.	275,764	7,018
	Winnebago Industries Inc.	111,747	6,934
	Dana Inc.	490,710	6,899
	Cheesecake Factory Inc.	178,415	6,865
*	Hanesbrands Inc.	1,337,227	6,847
*	Gentherm Inc.	125,307	6,759
*	Victoria's Secret & Co.	295,253	6,729
	Worthington Enterprises Inc.	116,571	6,648
*	Dave & Buster's Entertainment Inc.	122,837	6,276
	Oxford Industries Inc.	56,059	6,205
	La-Z-Boy Inc.	163,137	6,121
	Papa John's International Inc.	125,160	5,815
	Perdoceo Education Corp.	250,815	5,643
	Upbound Group Inc.	170,266	5,588
*	Green Brick Partners Inc.	96,867	5,289
*	ODP Corp.	127,006	4,974
*	Sally Beauty Holdings Inc.	400,404	4,877
*	G-III Apparel Group Ltd.	155,243	4,667
*	Sabre Corp.	1,448,577	4,534
*	National Vision Holdings Inc.	297,913	4,495
	Caleres Inc.	127,413	4,419
	Buckle Inc.	111,369	4,292
[1]	Cracker Barrel Old Country Store Inc.	84,789	4,136
	Jack in the Box Inc.	74,627	4,131
	Wolverine World Wide Inc.	303,236	4,130
*	Leslie's Inc.	703,243	4,023
	Hibbett Inc.	44,872	3,885
*	American Axle & Manufacturing Holdings Inc.	445,798	3,406
	Monarch Casino & Resort Inc.	50,834	3,404
	Sonic Automotive Inc. Class A	56,569	3,206
*	BJ's Restaurants Inc.	88,399	3,097
*	XPEL Inc.	81,408	3,093
	Sturm Ruger & Co. Inc.	67,917	3,018
	Monro Inc.	113,636	2,687
	Shoe Carnival Inc.	68,465	2,585
	Ethan Allen Interiors Inc.	87,457	2,546
	Golden Entertainment Inc.	82,114	2,486
*	Mister Car Wash Inc.	348,461	2,450
	Guess? Inc.	104,859	2,440
	Dine Brands Global Inc.	59,092	2,331
*	MarineMax Inc.	77,454	2,206
	Standard Motor Products Inc.	71,431	2,194
*	Chuy's Holdings Inc.	66,206	1,768
	Designer Brands Inc. Class A	162,862	1,637
	Movado Group Inc.	59,445	1,575
	Haverty Furniture Cos. Inc.	50,749	1,442
			664,547
Consumer Staples (3.4%)
*	Simply Good Foods Co.	346,723	13,345
	WD-40 Co.	51,772	11,633
	J & J Snack Foods Corp.	59,151	9,624
	Cal-Maine Foods Inc.	155,088	9,564
	Inter Parfums Inc.	68,310	8,182
	PriceSmart Inc.	95,507	8,037
*	Central Garden & Pet Co. Class A	205,572	7,678
	Edgewell Personal Care Co.	190,935	7,366
	Energizer Holdings Inc.	255,228	7,305
*	TreeHouse Foods Inc.	192,372	6,985
	Andersons Inc.	120,341	6,299
	Vector Group Ltd.	504,891	5,539
*	Chefs' Warehouse Inc.	134,834	5,315
	WK Kellogg Co.	251,409	4,774
	MGP Ingredients Inc.	59,671	4,632
	Universal Corp.	93,968	4,507
*	National Beverage Corp.	89,038	4,114
	John B Sanfilippo & Son Inc.	34,296	3,458
	Fresh Del Monte Produce Inc.	129,109	3,016
	B&G Foods Inc.	299,124	2,854

		Shares	Market Value ($000)
*	United Natural Foods Inc.	226,946	2,726
*	Hain Celestial Group Inc.	343,411	2,631
	SpartanNash Co.	132,490	2,603
	Nu Skin Enterprises Inc. Class A	188,888	2,522
*	USANA Health Sciences Inc.	42,334	2,015
	Tootsie Roll Industries Inc.	67,909	1,987
	Calavo Growers Inc.	67,905	1,831
*	Central Garden & Pet Co.	36,766	1,597
	Medifast Inc.	40,691	1,047
			153,186
Energy (4.9%)
	SM Energy Co.	441,668	22,273
	Magnolia Oil & Gas Corp. Class A	707,109	18,350
	Helmerich & Payne Inc.	377,253	14,358
	Liberty Energy Inc. Class A	578,995	14,295
	Northern Oil & Gas Inc.	348,479	14,263
	Patterson-UTI Energy Inc.	1,226,396	13,515
	California Resources Corp.	246,198	11,658
	Archrock Inc.	524,000	10,606
*	CONSOL Energy Inc.	101,669	10,540
	Peabody Energy Corp.	420,227	10,413
*	Oceaneering International Inc.	384,244	9,099
	Dorian LPG Ltd.	130,092	6,584
*	Helix Energy Solutions Group Inc.	540,680	6,223
*	Talos Energy Inc.	514,979	6,185
	World Kinect Corp.	229,578	6,047
*	Par Pacific Holdings Inc.	212,637	5,771
*	Vital Energy Inc.	94,844	4,633
*	US Silica Holdings Inc.	294,993	4,569
*	Green Plains Inc.	245,841	4,221
	Comstock Resources Inc.	350,511	4,105
	Core Laboratories Inc.	177,720	3,330
*	Bristow Group Inc. Class A	91,853	3,298
*	ProPetro Holding Corp.	322,918	3,094
	CVR Energy Inc.	111,005	3,093
*	REX American Resources Corp.	57,964	2,898
*	Nabors Industries Ltd.	34,037	2,545
*	Dril-Quip Inc.	130,725	2,528
	RPC Inc.	325,050	2,220
			220,714
Financials (17.7%)
	Lincoln National Corp.	647,552	21,363
*	Mr Cooper Group Inc.	246,608	20,567
	Jackson Financial Inc. Class A	270,114	20,531
	Radian Group Inc.	584,737	18,267
	Assured Guaranty Ltd.	207,498	16,127
	Moelis & Co. Class A	254,456	14,405
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	424,358	14,127
	BGC Group Inc. Class A	1,476,340	12,800
	Ameris Bancorp	246,955	12,335
	Piper Sandler Cos.	58,021	12,288
	Walker & Dunlop Inc.	127,671	12,255
	United Community Banks Inc.	454,032	11,650
	Fulton Financial Corp.	688,821	11,600
	ServisFirst Bancshares Inc.	186,958	11,554
	Artisan Partners Asset Management Inc. Class A	261,872	11,530
[1]	Blackstone Mortgage Trust Inc. Class A	657,483	11,467
	First Bancorp	642,799	11,397
	Atlantic Union Bankshares Corp.	341,086	11,130
*	Genworth Financial Inc. Class A	1,721,194	10,826
*	Axos Financial Inc.	193,266	10,411
*	NMI Holdings Inc. Class A	309,408	10,266
	Cathay General Bancorp	277,262	10,214
	WSFS Financial Corp.	231,018	10,179
	First Hawaiian Inc.	487,021	9,901
[1]	Arbor Realty Trust Inc.	719,202	9,839
	Community Financial System Inc.	203,490	9,251
	PJT Partners Inc. Class A	85,093	9,077
	Bank of Hawaii Corp.	151,636	8,755

		Shares	Market Value ($000)
	EVERTEC Inc.	246,567	8,622
	CVB Financial Corp.	504,884	8,351
	Independent Bank Corp.	163,518	8,305
	Simmons First National Corp. Class A	477,503	8,299
	BankUnited Inc.	283,634	8,137
	Pacific Premier Bancorp Inc.	365,736	8,134
	First Financial Bancorp	362,856	8,092
*	Palomar Holdings Inc.	94,298	8,000
	Bread Financial Holdings Inc.	188,083	7,854
*	StoneX Group Inc.	103,478	7,768
	Seacoast Banking Corp. of Florida	321,502	7,610
	Park National Corp.	54,687	7,517
	Banc of California Inc.	528,332	7,323
	WaFd Inc.	258,959	7,253
	Provident Financial Services Inc.	495,364	7,133
*	NCR Atleos Corp.	255,316	7,105
*	Bancorp Inc.	205,056	6,888
	Cohen & Steers Inc.	97,621	6,862
*	Enova International Inc.	111,175	6,854
	Trustmark Corp.	233,454	6,805
	NBT Bancorp Inc.	179,973	6,691
	OFG Bancorp	179,895	6,685
	Stewart Information Services Corp.	104,608	6,623
	Renasant Corp.	214,528	6,462
	PROG Holdings Inc.	170,661	6,449
	Independent Bank Group Inc.	137,006	6,308
	Banner Corp.	131,095	6,139
*	Triumph Financial Inc.	82,384	6,121
	Lakeland Financial Corp.	97,030	6,019
*	Goosehead Insurance Inc. Class A	93,262	6,015
*	Payoneer Global Inc.	995,570	5,964
	Virtus Investment Partners Inc.	25,814	5,901
	City Holding Co.	56,475	5,773
*	Donnelley Financial Solutions Inc.	94,414	5,756
	Mercury General Corp.	101,368	5,659
	Hilltop Holdings Inc.	176,376	5,395
	Horace Mann Educators Corp.	155,774	5,323
	Northwest Bancshares Inc.	484,479	5,305
	National Bank Holdings Corp. Class A	144,532	5,271
	First Commonwealth Financial Corp.	387,967	5,241
	Pathward Financial Inc.	97,364	5,191
	Apollo Commercial Real Estate Finance Inc.	500,119	5,051
	Two Harbors Investment Corp.	393,105	5,051
	Ready Capital Corp.	603,298	5,007
	Westamerica Bancorp	102,010	4,980
	First Bancorp (XNGS)	157,253	4,961
	FB Financial Corp.	133,824	4,952
*	Customers Bancorp Inc.	108,046	4,895
	Hope Bancorp Inc.	459,444	4,838
	BancFirst Corp.	55,439	4,776
	Navient Corp.	313,095	4,718
	S&T Bancorp Inc.	146,018	4,659
*	SiriusPoint Ltd.	345,467	4,543
	PennyMac Mortgage Investment Trust	330,941	4,527
	Safety Insurance Group Inc.	56,470	4,368
	Veritex Holdings Inc.	207,377	4,231
	WisdomTree Inc.	421,448	4,202
	Employers Holdings Inc.	98,141	4,140
*,1	Trupanion Inc.	136,764	4,085
	Stellar Bancorp Inc.	178,985	4,043
	Franklin BSP Realty Trust Inc.	313,430	3,993
*	Encore Capital Group Inc.	89,735	3,970
	Ellington Financial Inc.	302,176	3,662
	Berkshire Hills Bancorp Inc.	162,772	3,618
[1]	ARMOUR Residential REIT Inc.	186,736	3,612
	Preferred Bank	47,737	3,567
*	PRA Group Inc.	149,466	3,226
	AMERISAFE Inc.	73,003	3,200
	Redwood Trust Inc.	500,432	3,173
*	Ambac Financial Group Inc.	172,901	3,064

		Shares	Market Value ($000)
	Southside Bancshares Inc.	110,095	2,952
	Brookline Bancorp Inc.	340,439	2,945
*	ProAssurance Corp.	195,094	2,804
	Brightsphere Investment Group Inc.	123,961	2,748
	HCI Group Inc.	26,108	2,503
	Dime Community Bancshares Inc.	133,696	2,469
	Capitol Federal Financial Inc.	475,278	2,457
	Heritage Financial Corp.	133,531	2,421
	Tompkins Financial Corp.	47,900	2,247
	KKR Real Estate Finance Trust Inc.	222,395	2,104
	Central Pacific Financial Corp.	103,300	2,095
*	EZCORP Inc. Class A	199,259	2,090
	Eagle Bancorp Inc.	114,382	2,062
	New York Mortgage Trust Inc.	346,386	2,061
	TrustCo Bank Corp.	72,624	2,019
	Hanmi Financial Corp.	115,305	1,817
	United Fire Group Inc.	81,013	1,803
*	Green Dot Corp. Class A	172,085	1,705
*	World Acceptance Corp.	12,800	1,645
[1]	B. Riley Financial Inc.	63,020	1,510
	Northfield Bancorp Inc.	148,981	1,320
			800,204
Health Care (9.9%)
	Ensign Group Inc.	214,564	26,014
*	Glaukos Corp.	186,282	20,998
	Organon & Co.	975,706	20,812
*	Merit Medical Systems Inc.	220,503	17,894
*	Integer Holdings Corp.	127,242	15,427
*	Alkermes plc	637,092	14,908
*	RadNet Inc.	248,864	14,593
	Select Medical Holdings Corp.	401,304	13,865
*	Tandem Diabetes Care Inc.	248,907	12,751
*	Prestige Consumer Healthcare Inc.	189,502	12,187
*	Corcept Therapeutics Inc.	346,211	10,445
*	Inari Medical Inc.	195,593	9,780
	CONMED Corp.	117,321	8,968
*	Vericel Corp.	182,035	8,683
	Premier Inc. Class A	457,069	8,648
*	Fortrea Holdings Inc.	338,752	8,601
*	CorVel Corp.	34,562	8,290
*	ICU Medical Inc.	77,344	8,225
	Patterson Cos. Inc.	314,379	7,731
*	STAAR Surgical Co.	186,081	7,728
*	Myriad Genetics Inc.	337,562	7,683
*	Addus HomeCare Corp.	61,136	7,019
*	UFP Technologies Inc.	26,866	6,995
*	Certara Inc.	409,452	6,940
*	Catalyst Pharmaceuticals Inc.	426,778	6,901
*	Privia Health Group Inc.	392,670	6,821
*	NeoGenomics Inc.	487,288	6,681
*	Astrana Health Inc.	160,838	6,663
*	Amphastar Pharmaceuticals Inc.	142,705	6,041
	LeMaitre Vascular Inc.	75,558	5,960
*	Dynavax Technologies Corp.	493,122	5,912
	US Physical Therapy Inc.	57,193	5,866
*	Supernus Pharmaceuticals Inc.	208,664	5,659
*	Omnicell Inc.	173,294	5,648
*	Xencor Inc.	232,143	5,516
*	AMN Healthcare Services Inc.	98,114	5,488
	National HealthCare Corp.	51,572	5,454
*	Pacira BioSciences Inc.	177,585	5,386
*	Ligand Pharmaceuticals Inc.	62,612	5,325
*	Owens & Minor Inc.	291,812	5,086
*	Schrodinger Inc.	209,215	4,502
*	Collegium Pharmaceutical Inc.	124,372	4,122
*	ANI Pharmaceuticals Inc.	57,450	3,728
*	Harmony Biosciences Holdings Inc.	125,014	3,675
*	Avanos Medical Inc.	176,933	3,523
*	Artivion Inc.	148,482	3,504

		Shares	Market Value ($000)
*	Innoviva Inc.	214,746	3,391
*	Vir Biotechnology Inc.	328,032	3,369
*	Ironwood Pharmaceuticals Inc. Class A	523,133	3,296
*	Arcus Biosciences Inc.	205,775	3,101
*	AdaptHealth Corp. Class A	311,439	2,952
	Simulations Plus Inc.	61,170	2,951
*	BioLife Solutions Inc.	136,106	2,923
	Embecta Corp.	220,022	2,722
	HealthStream Inc.	91,510	2,497
*	Varex Imaging Corp.	155,262	2,399
*	Pediatrix Medical Group Inc.	317,267	2,319
*	REGENXBIO Inc.	154,871	2,222
*	Cytek Biosciences Inc.	378,300	2,130
*	Cross Country Healthcare Inc.	126,182	1,908
	Mesa Laboratories Inc.	19,584	1,874
*	Enhabit Inc.	191,282	1,758
*	Fulgent Genetics Inc.	76,828	1,586
	Phibro Animal Health Corp. Class A	77,407	1,365
*	OraSure Technologies Inc.	279,460	1,322
*,2	OmniAb Inc. 12.5 Earnout	27,888	—
*,2	OmniAb Inc. 15 Earnout	27,888	—
			448,731
Industrials (17.5%)
	Mueller Industries Inc.	433,362	25,529
*	SPX Technologies Inc.	174,242	24,293
*	AeroVironment Inc.	106,835	21,597
	Federal Signal Corp.	232,579	21,402
	Boise Cascade Co.	151,115	20,747
*	Alaska Air Group Inc.	481,294	20,224
*	Dycom Industries Inc.	111,985	20,153
	Armstrong World Industries Inc.	168,690	19,534
	Air Lease Corp. Class A	394,164	18,778
	Moog Inc. Class A	109,761	18,597
	Encore Wire Corp.	60,209	17,384
	Matson Inc.	133,360	17,097
*	Verra Mobility Corp. Class A	634,796	16,911
	Arcosa Inc.	186,123	16,362
	Franklin Electric Co. Inc.	151,456	15,067
*	GMS Inc.	152,011	14,283
	Korn Ferry	200,561	13,225
	Hillenbrand Inc.	267,757	12,448
	Enpro Inc.	79,797	12,230
*	Resideo Technologies Inc.	557,655	12,045
*	Sunrun Inc.	831,455	12,023
	Brady Corp. Class A	170,981	11,673
*	SkyWest Inc.	156,295	11,671
	John Bean Technologies Corp.	121,513	11,608
	ABM Industries Inc.	239,948	11,342
	ESCO Technologies Inc.	98,461	10,745
	Rush Enterprises Inc. Class A	235,077	10,609
	Albany International Corp. Class A	119,073	10,445
	Granite Construction Inc.	167,674	10,444
	Hub Group Inc. Class A	238,074	10,273
*	MYR Group Inc.	63,770	9,888
	Griffon Corp.	145,793	9,847
	Trinity Industries Inc.	312,397	9,825
	ArcBest Corp.	90,287	9,527
	AZZ Inc.	110,941	9,306
	UniFirst Corp.	57,655	9,144
*	RXO Inc.	446,452	9,112
*	AAR Corp.	126,610	8,988
*	Gibraltar Industries Inc.	116,084	8,760
	HNI Corp.	177,613	8,357
	Enerpac Tool Group Corp. Class A	206,409	8,116
*	Masterbrand Inc.	483,350	8,077
	Kennametal Inc.	302,226	7,782
	MillerKnoll Inc.	277,560	7,655
	Standex International Corp.	45,263	7,614
	Alamo Group Inc.	39,387	7,483

		Shares	Market Value ($000)
	Barnes Group Inc.	193,194	7,436
	Tennant Co.	71,413	7,331
*	OPENLANE Inc.	412,841	7,121
*	JetBlue Airways Corp.	1,270,087	7,100
*	Hayward Holdings Inc.	482,020	6,984
*	CoreCivic Inc.	434,232	6,969
*	GEO Group Inc.	466,504	6,783
	Greenbrier Cos. Inc.	118,739	6,560
	Powell Industries Inc.	35,228	6,336
	Vestis Corp.	502,056	6,185
*	Mercury Systems Inc.	199,371	6,171
*	DNOW Inc.	405,702	5,919
	Apogee Enterprises Inc.	84,192	5,470
*	American Woodmark Corp.	61,119	5,263
	Lindsay Corp.	42,186	4,844
	CSG Systems International Inc.	108,105	4,665
*	NV5 Global Inc.	48,630	4,570
	Quanex Building Products Corp.	126,265	4,162
*	Triumph Group Inc.	293,296	4,138
	Wabash National Corp.	173,028	3,912
	Marten Transport Ltd.	220,010	3,894
	Deluxe Corp.	166,546	3,786
	Interface Inc. Class A	221,366	3,566
	Matthews International Corp. Class A	116,840	3,310
	Pitney Bowes Inc.	587,814	3,186
*	Proto Labs Inc.	98,798	3,060
*	Healthcare Services Group Inc.	280,863	3,028
*	Vicor Corp.	86,439	3,024
	Allegiant Travel Co.	54,890	2,920
	Astec Industries Inc.	87,066	2,829
*	Viad Corp.	80,082	2,799
*	Enviri Corp.	305,073	2,700
	Kelly Services Inc. Class A	122,375	2,660
	Heidrick & Struggles International Inc.	76,910	2,636
*	DXP Enterprises Inc.	50,764	2,522
	Insteel Industries Inc.	74,380	2,445
	Heartland Express Inc.	175,177	1,983
	Forward Air Corp.	117,833	1,980
*	3D Systems Corp.	508,814	1,791
*	Liquidity Services Inc.	85,504	1,677
*	Titan International Inc.	193,637	1,601
*	Sun Country Airlines Holdings Inc.	148,814	1,576
	National Presto Industries Inc.	19,958	1,486
	Resources Connection Inc.	121,054	1,386
*,1	SunPower Corp.	331,600	1,108
	TTEC Holdings Inc.	73,204	460
			789,552
Information Technology (13.0%)
*	Fabrinet	138,583	33,195
*	SPS Commerce Inc.	140,072	26,346
	Badger Meter Inc.	112,020	21,615
*	Insight Enterprises Inc.	105,703	20,665
*	Itron Inc.	173,649	18,676
*	Marathon Digital Holdings Inc.	849,722	16,587
*	FormFactor Inc.	297,149	16,260
	Advanced Energy Industries Inc.	142,294	15,287
*	ACI Worldwide Inc.	415,041	14,946
*	Box Inc. Class A	548,123	14,936
*	Sanmina Corp.	212,897	14,592
*	Axcelis Technologies Inc.	124,763	14,035
*	Diodes Inc.	175,393	13,002
*	Alarm.com Holdings Inc.	190,821	12,482
*	Envestnet Inc.	189,847	12,437
*	Plexus Corp.	105,408	11,610
	InterDigital Inc.	98,120	11,173
*	DXC Technology Co.	697,937	10,853
*	SolarEdge Technologies Inc.	216,836	10,623
*	Perficient Inc.	132,669	9,837
	Kulicke & Soffa Industries Inc.	215,039	9,821

		Shares	Market Value ($000)
*	DoubleVerify Holdings Inc.	531,965	9,682
*	Semtech Corp.	245,338	9,541
*	BlackLine Inc.	194,073	9,261
*	Veeco Instruments Inc.	214,965	8,738
*	OSI Systems Inc.	59,818	8,598
	Progress Software Corp.	167,350	8,476
*	SiTime Corp.	66,785	8,136
*	Calix Inc.	224,095	8,000
*	Ultra Clean Holdings Inc.	170,925	7,928
*	LiveRamp Holdings Inc.	252,379	7,897
*	ePlus Inc.	101,581	7,602
*	Rogers Corp.	64,060	7,559
*	Agilysys Inc.	77,125	7,363
*	TTM Technologies Inc.	390,887	7,271
*	DigitalOcean Holdings Inc.	194,003	7,188
*	NCR Voyix Corp.	512,581	6,756
*	Photronics Inc.	239,241	6,543
*	Viavi Solutions Inc.	850,451	6,395
	CTS Corp.	118,908	6,296
	Xerox Holdings Corp.	431,457	6,066
*	Knowles Corp.	339,833	5,954
	Benchmark Electronics Inc.	135,978	5,857
*	Cohu Inc.	181,086	5,838
*	NetScout Systems Inc.	270,858	5,563
*	Extreme Networks Inc.	491,674	5,482
*	Harmonic Inc.	429,227	5,249
*	Arlo Technologies Inc.	361,181	5,132
*	Sprinklr Inc. Class A	450,772	5,053
*	MaxLinear Inc. Class A	284,271	5,051
*	Viasat Inc.	287,613	4,858
	Adeia Inc.	409,204	4,841
*	ScanSource Inc.	96,083	4,557
*	Ichor Holdings Ltd.	112,344	4,268
*	PDF Solutions Inc.	116,746	4,088
*	SMART Global Holdings Inc.	197,644	4,068
	A10 Networks Inc.	266,512	4,038
*	N-able Inc.	264,725	3,534
*	Digi International Inc.	138,126	3,365
	PC Connection Inc.	43,234	2,924
*	Alpha & Omega Semiconductor Ltd.	87,403	2,562
*	Corsair Gaming Inc.	165,140	1,914
*	CEVA Inc.	89,907	1,791
	Methode Electronics Inc.	135,679	1,598
	ADTRAN Holdings Inc.	269,542	1,496
*	Xperi Inc.	165,684	1,460
*	Cerence Inc.	160,829	553
			585,368
Materials (6.3%)
*	ATI Inc.	487,035	29,875
	Sealed Air Corp.	551,363	21,431
	Carpenter Technology Corp.	188,635	20,914
	Balchem Corp.	123,076	18,904
	HB Fuller Co.	206,979	16,482
	Alpha Metallurgical Resources Inc.	45,131	14,235
	Warrior Met Coal Inc.	198,586	13,589
	Sensient Technologies Corp.	161,285	12,527
	Innospec Inc.	94,921	12,416
	Arch Resources Inc.	70,110	12,194
	Minerals Technologies Inc.	124,199	10,774
	Sylvamo Corp.	134,771	9,612
	Quaker Chemical Corp.	52,843	9,583
	Materion Corp.	78,728	9,005
*	O-I Glass Inc.	589,875	7,486
	Stepan Co.	81,196	7,078
	Hawkins Inc.	72,730	6,351
*	Ingevity Corp.	128,781	6,291
	Kaiser Aluminum Corp.	60,597	5,926
	Worthington Steel Inc.	116,152	3,832
	Mativ Holdings Inc.	206,801	3,716

		Shares	Market Value ($000)
*	Century Aluminum Co.	197,187	3,614
	Koppers Holdings Inc.	79,315	3,516
*	Metallus Inc.	146,232	3,511
*	Clearwater Paper Corp.	63,427	3,371
	SunCoke Energy Inc.	318,950	3,365
	Haynes International Inc.	48,471	2,851
	AdvanSix Inc.	103,016	2,441
	Myers Industries Inc.	141,187	2,231
	Olympic Steel Inc.	37,423	1,951
	Compass Minerals International Inc.	129,129	1,674
	Mercer International Inc.	167,316	1,590
			282,336
Real Estate (7.3%)
	Essential Properties Realty Trust Inc.	595,704	15,953
	Phillips Edison & Co. Inc.	465,921	14,881
[1]	SL Green Realty Corp.	247,028	13,085
	CareTrust REIT Inc.	498,267	12,741
	Macerich Co.	824,303	12,463
[1]	Medical Properties Trust Inc.	2,286,175	12,254
	Apple Hospitality REIT Inc.	812,378	11,731
	Innovative Industrial Properties Inc.	107,032	11,536
	Tanger Inc.	411,086	11,408
	Highwoods Properties Inc.	403,452	10,478
	SITE Centers Corp.	687,041	9,907
	LXP Industrial Trust	1,116,664	9,492
	Douglas Emmett Inc.	636,069	8,873
	Four Corners Property Trust Inc.	345,418	8,432
*	Cushman & Wakefield plc	745,058	8,278
	Sunstone Hotel Investors Inc.	783,424	8,054
	Outfront Media Inc.	553,857	8,003
	Urban Edge Properties	448,480	7,952
	St. Joe Co.	135,775	7,685
	DiamondRock Hospitality Co.	801,368	6,788
	Acadia Realty Trust	390,878	6,739
	Pebblebrook Hotel Trust	460,337	6,514
	Retail Opportunity Investments Corp.	480,852	6,020
	Xenia Hotels & Resorts Inc.	401,915	5,824
	Global Net Lease Inc.	746,877	5,587
	LTC Properties Inc.	157,839	5,430
	Elme Communities	335,549	5,171
	Getty Realty Corp.	187,047	5,164
	JBG SMITH Properties	332,459	4,787
	Veris Residential Inc.	306,240	4,682
	Alexander & Baldwin Inc.	277,377	4,660
	Kennedy-Wilson Holdings Inc.	452,482	4,624
	Easterly Government Properties Inc. Class A	363,525	4,304
	American Assets Trust Inc.	185,763	4,040
	Centerspace	57,431	3,920
	Service Properties Trust	631,446	3,397
	Safehold Inc.	170,439	3,286
[1]	eXp World Holdings Inc.	292,875	3,283
	NexPoint Residential Trust Inc.	86,930	3,188
	Brandywine Realty Trust	659,421	3,040
	Marcus & Millichap Inc.	91,144	2,947
	Armada Hoffler Properties Inc.	258,063	2,926
	Uniti Group Inc.	911,233	2,879
	Summit Hotel Properties Inc.	411,613	2,519
	Hudson Pacific Properties Inc.	484,824	2,380
	Whitestone REIT	179,875	2,346
	Community Healthcare Trust Inc.	92,624	2,173
	Universal Health Realty Income Trust	48,540	1,824
	Saul Centers Inc.	49,283	1,793
*	Anywhere Real Estate Inc.	421,987	1,717
	Chatham Lodging Trust	186,181	1,575
			328,733
Utilities (2.2%)
	Otter Tail Corp.	159,228	14,405
	MGE Energy Inc.	138,007	11,059
	California Water Service Group	220,204	10,986

			Shares	Market Value ($000)
		Avista Corp.	295,242	10,918
		American States Water Co.	141,065	10,381
		Chesapeake Utilities Corp.	84,817	9,500
		Clearway Energy Inc. Class C	314,001	8,792
		SJW Group	110,805	6,062
		Northwest Natural Holding Co.	140,758	5,267
		Middlesex Water Co.	67,866	3,657
		Clearway Energy Inc. Class A	132,600	3,405
		Unitil Corp.	61,702	3,301
				97,733
Total Common Stocks (Cost $3,963,310)				4,504,019
		Coupon
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[3,4]	Vanguard Market Liquidity Fund (Cost $42,139)	5.397%	421,479	42,144
Total Investments (100.7%) (Cost $4,005,449)				4,546,163
Other Assets and Liabilities—Net (-0.7%)				(31,278)
Net Assets (100%)				4,514,885
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,227,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $36,251,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	80	8,303	17

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AMN Healthcare Services Inc.	1/31/25	CITNA	2,759	(5.327)	—	(193)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,504,019	—	—	4,504,019
Temporary Cash Investments	42,144	—	—	42,144
Total	4,546,163	—	—	4,546,163

Derivative Financial Instruments
Assets
Futures Contracts[1]	17	—	—	17
Liabilities
Swap Contracts	—	193	—	193
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.